Taxation (Details 3)	12 Months Ended
Dec. 31, 2017
Sales tax
Value added tax rate, services provided (as a percent)	6.00%
Value added tax rate, sale of goods (as a percent)	17.00%
Cultural development fee rate on advertising services revenue (as a percent)	3.00%